Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Haoxin Holdings Limited and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide trucking and delivery services through a combination of its own truckload fleet and subcontractors. The Group serves customers’ diverse transportation needs across multiple provinces in the People’s Republic of China (the “PRC” or “China”), with a particular focus on operations within Guangdong Province.

Haoxin Holdings Limited (“Haoxin Cayman”) was incorporated in the Cayman Island on April 26, 2022 as an exempted company with limited liability. Haoxin Cayman is a holding company with no substantive operations other than holding 100% of the outstanding share capital of Haoxin (BVI) Limited (“Haoxin BVI”), which was incorporated in the British Virgin Islands on May 13, 2022. Haoxin BVI is also a holding company and owns 100% of the equity interests in Haoxin HongKong Limited (“Haoxin HK”) which was incorporated in Hong Kong on May 27, 2022. On April 16, 2025, the Company closed its firm commitment initial public offering (the “IPO”) of 1,750,000 Shares, at a public offering price of $4.00 per share, for total gross proceeds of $7,000,000, before deducting underwriting discounts, commissions and other related expenses. As of the date of this report, no over-allotment options or warrants were exercised.

Reorganization

A reorganization of the Company’s legal structure was completed on August 4, 2022. The reorganization involved the incorporation of Haoxin Cayman, and its wholly-owned subsidiaries, Haoxin BVI, and Haoxin HK; and the transfer of all equity ownership of Ningbo Haoxin International Logistics Co., Ltd. (“Ningbo Haoxin”) to Haoxin HK from the former shareholders of Ningbo Haoxin.

On August 4, 2022, the former shareholders transferred their 100% ownership interest in Ningbo Haoxin to Haoxin HK, which is 100% owned by Haoxin Cayman through Haoxin BVI. After the reorganization, Haoxin Cayman owns 100% equity interests of Haoxin BVI, Haoxin HK and Ningbo Haoxin. The controlling shareholder of Haoxin Cayman is same as of Ningbo Haoxin prior to the reorganization.

As part of the reorganization, on January 19, 2023, the Company issued 528,000 Class A ordinary shares and 4,799,556 Class B ordinary shares at a consideration of $0.0001 per share to TZJ Global (BVI) Limited and 6,671,444 Class A ordinary shares at a consideration of $0.0001 per share to 15 investors, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company. Ordinary shares outstanding after this issuance is 12,000,000 ordinary shares, including (i) 7,200,000 Class A ordinary shares and (ii) 4,800,000 Class B ordinary shares.

Ningbo Haoxin was incorporated on March 18, 2013 in Ningbo, Zhejiang under the laws of the PRC. Zhejiang Haoxin Logistics Co., Ltd. (“Zhejiang Haoxin”), a company providing temperature-controlled truckload service, was incorporated on September 25, 2018 in Ningbo, Zhejiang under the laws of the PRC. Prior to the reorganization, Ningbo Haoxin and Zhejiang Haoxin were under common control. On January 18, 2022, for the purpose of reorganization so that the business of the Company could be rearranged to be under a common holding company, the entire equity interests of Zhejiang Haoxin was transferred to Ningbo Haoxin.

Shenzhen Haiyue Freight Co., Ltd. (“Haiyue”), a company providing urban delivery services, was incorporated on July 10, 2003 in Shenzhen, Guangdong under the laws of the PRC. Shenzhen Longanda Freight Co., Ltd. (“Longanda”), a Haiyue wholly-owned subsidiary providing urban delivery services, was incorporated on October 21, 2004. Prior to the reorganization, Ningbo Haoxin, Haiyue and Longanda were under common control. On April 14, 2022, for the purpose of reorganization so that the business of the Company could be rearranged to be under a common holding company, the entire equity interest of Haiyue was transferred to Ningbo Haoxin. On May 31,2025, The Company completed of the disposal of its two subsidiaries, Haiyue and Longanda.

These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

Since the Company and its subsidiaries are effectively controlled by the same controlling shareholder before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.